Income Taxes (Details 1) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	$ 1,364,000
Tax losses (non-capital)	9,842,000	$ 8,800,000	$ 12,000,000
Resources pools	31,285,000	$ 30,600,000	$ 26,900,000
Other	1,130,000
Within One Year
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	0
One to Five Years
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	42,000
After Five Years
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	9,842,000
Resources pools	0
Other	1,011,000
No Expiry Date
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	1,364,000
Tax losses (non-capital)	0
Resources pools	31,285,000
Other	$ 77,000